Employee Benefits Obligation (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Movement in Employee's Retirement Benefits
i)
Movement in employee’s retirement benefits

	Successor	Successor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000
Balance at beginning of period	751	740	716
Expenses charged to statement of profit or loss	156	161	20
Actuarial remeasurement charged to other comprehensive income	2	33	9
Payment during the period	(66)	(170)	(3)
Foreign currency translation effect	(16)	(13)	(2)
Balance as at end of period	827	751	740

Summary of Expenses Charged to Statement of Profit or Loss
ii)
Expenses charged to statement of profit or loss

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Current service cost	125	128	11	127
Interest cost	31	33	9	37
Past service cost	—	—	—	(93)
	156	161	20	71

Summary of Significant Actuarial Assumptions used in Actuarial Calculations	iii) Significant actuarial assumptions used in actuarial calculations

	2025	2024
Discount rate (per annum)	6.31%	6.15%
Salary growth rate	5.74%	5.91%

Summary of Sensitivity Analysis for Significant Actuarial Assumptions
iv)
Sensitivity analysis for significant actuarial assumptions

	2025	2024
Discount rate (per annum)
1% increase	(76)	(194)
1% decrease	84	240
Salary growth rate
1% increase	82	239
1% decrease	(76)	(193)